Major Customers (Details) (Sales Revenue, Net [Member])	12 Months Ended
Dec. 31, 2013 Customer
Major Customers (Textual)
Number of customers for revenues generation	2
Revenue concentration risk percentage	67.00%
Customer One [Member]
Major Customers (Textual)
Revenue concentration risk percentage	40.00%
Customer Two [Member]
Major Customers (Textual)
Revenue concentration risk percentage	26.00%
Isuza And Ford Trucks [Member]
Major Customers (Textual)
Revenue concentration risk percentage	33.00%